TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION [Line Items]
Non - PRC	¥ (98,709)	$ (14,357)	¥ (193,212)	¥ (141,602)
PRC	(126,537)	(18,404)	(60,683)	(62,996)
Total	¥ 225,246	$ 32,761	¥ 253,895	¥ 204,598